Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Non-current assets
Property, plant and equipment	$ 8,357	$ 8,251	$ 7,475
Right-of-use assets	674	666	634
Goodwill	11,798	11,845	11,645
Intangible assets	20,006	20,947	19,728
Derivative financial instruments	124	171	122
Investments in associates and joint ventures	48	39	41
Other investments	1,072	1,108	1,577
Other receivables	565	720	644
Deferred tax assets	3,723	3,438	3,133
Total non-current assets	46,367	47,185	44,999
Current assets
Inventories	4,762	4,024	3,562
Trade and other receivables	6,356	7,022	5,024
Other investments	62	160	442
Derivative financial instruments	41	142	16
Income tax receivable	486	364	213
Cash and cash equivalents	15,567	7,832	5,673
Total current assets	27,274	19,544	14,930
Total assets	73,641	66,729	59,929
Current liabilities
Interest-bearing loans and borrowings	(2,696)	(2,194)	(3,958)
Lease liabilities	(198)	(192)	(174)
Trade and other payables	(17,729)	(15,785)	(12,028)
Derivative financial instruments	(17)	(33)	(35)
Provisions	(802)	(976)	(612)
Income tax payable	(780)	(1,127)	(1,376)
Current liabilities	(22,222)	(20,307)	(18,183)
Non-current liabilities
Interest-bearing loans and borrowings	(24,109)	(17,505)	(15,150)
Lease liabilities	(492)	(489)	(465)
Derivative financial instruments	(3)	(2)	(121)
Deferred tax liabilities	(2,927)	(2,918)	(2,526)
Retirement benefit obligations	(2,383)	(3,202)	(2,847)
Provisions	(620)	(584)	(835)
Other payables	(5,192)	(6,084)	(6,144)
Total non-current liabilities	(35,726)	(30,784)	(28,088)
Total liabilities	(57,948)	(51,091)	(46,271)
Net assets	15,693	15,638	13,658
Equity
Share capital	328	328	328
Share premium account	7,980	7,971	7,950
Other reserves	2,033	2,024	2,046
Retained earnings	5,335	5,299	1,913
Total equity attributable to owners of parent	15,676	15,622	12,237
Non-controlling interests	17	16	1,421
Total equity	$ 15,693	$ 15,638	$ 13,658